Shareholder Report, Average Annual Return (Details) 191630_DoubleLine Strategic Commodity Fund_Class I2_TSR Annual {Class I2}	5 Months Ended	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2026
Without Sales Load [Member] | Class I2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I2 (without sales charge)
Average Annual Return, Percent	23.64%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Average Annual Return, Percent	(4.04%)
Bloomberg Commodity Index Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Commodity Index Total Return
Average Annual Return, Percent	27.99%